Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRSs") (Tables) - IFRS 16 [member]	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Future Minimum Lease Payments of Non-cancellable Operating Lease	The reconciliation between the lease liabilities recognized and the future minimum lease payments of non-cancellable
operating lease on December 31, 2018 is presented as follows:

NT$
(In Millions)
The future minimum lease payments of non-cancellable operating lease on December 31, 201 8	$20,849.6
Less: Recognition exemption for short-term leases	(3,189.8)

Undiscounted gross amounts on January 1, 2019	$17,659.8

Discounted using the incremental borrowing rate on January 1, 2019	$16,465.6
Add: Adjustments as a result of a different treatment of extension and purchase options	3,438.0

Lease liabilities recognized on January 1, 2019	$19,903.6

Summary of Impact on Assets, Liabilities and Equity under IFRS 16
Impact on assets, liabilities and equity on January 1, 2019

	Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Other current asset s	$5,406.4	$(118.2)	$5,288.2
Right-of-use assets	—	20,082.9	20,082.9
Other noncurrent assets	1,584.6	(77.2)	1,507.4

Total effect on assets		$19,887.5

Accrued expenses and other current liabilities	61,760.6	$2,627.4	64,388.0
Lease liabilities - noncurrent	—	17,269.3	17,269.3
Other noncurrent liabilities	1,951.0	(9.2)	1,941.8

Total effect on liabilities		$19,887.5

Total effect on equity		$—